Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables and other current liabilities

32. Trade payables and other current liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Trade payables	263,308	231,020
Payables to social security institutions	9,512	8,512
Payables to personnel	41,014	33,831
VAT payables	321	485
Other tax payables	6,945	6,147
Deferred income and prepayments	13,134	11,502
Allowance for future expected customer returns	5,887	5,889
Other	1,591	424
Total trade payables and other current liabilities	341,712	297,810

The book value of trade payables is approximately equal to their fair value. Trade payables are non-interest bearing and are generally settled on 60 to 120-day term including those trade payables that are included in the supplier finance arrangement described below. Other payables are non-interest bearing.

Other current liabilities include customer returns that reflect the best estimate of expected liabilities related to future expected returns regarding revenue recognized in the current year, estimated on the basis of past experience.

At December 31, 2025, the “Deferred income and prepayments” balance includes an aggregate amount of EUR 3,210 thousand related to government contributions and grants. This amount comprises (i) the portion of contributions received from BARDA and from the city of Fishers, and (ii) the deferred portion of the government grants associated with the land contribution and the investment tax credit, as further described in Note 31. These deferred amounts represent the portion of such contributions and grants that has not yet been recognized in profit or loss and will be released to the income statement over the next 12 months, in line with the depreciation pattern of the related assets.

In 2018 the Group launched the “Confirming program”, a web-based and pay-per-use Supply Chain Finance solution, that allows Group suppliers to anticipate their receivables. The main benefits for the Group are an improvement of supply chain financial stability and a simplification in payment management cycle. Under such program, the suppliers can elect on an invoice-by-invoice basis to receive a discounted early payment from the relationship bank rather than being paid in line with the agreed payment terms. If the option is taken, the Group's liability is assigned by the supplier to be due to the relationship bank rather than the supplier. The value of the liability payable by the Group remains unchanged. The Group assesses the arrangement against indicators to assess if debts, which vendors have sold to the funder under the supplier financing scheme, continue to meet the definition of trade payables or should be classified as borrowings. At December 31, 2025, the Group determined that the terms of the trade payable are otherwise substantially unchanged and that it is therefore appropriate to continue presenting the relevant amounts within trade payables in the statement of financial position.

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Carrying amount of trade payables that are part of a supplier finance arrangement	16,722	18,029
Of which suppliers have received payment	10,261	12,770

There were no significant non-cash changes in the carrying amount of the trade payables included in the Group's supplier finance arrangement.